Net Loss Per Share Attributable to Common Shareholders (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Earnings Per Share [Abstract]
Summary of Computation of Basic and Diluted Loss
The following table sets forth the computation of basic and diluted loss (in thousands, except for share and per share amounts):

	Three Months Ended September 30,		Nine Months Ended September 30,
	2023	2022	2023	2022
Net loss	$(5,862)	$(11,405)	$(22,808)	$(30,995)
Weighted-average common stock outstanding	38,505,212	23,739,731	31,250,175	23,667,335
Less: weighted-average shares of common stock subject to vesting	(10,062)	(46,577)	(36,082)	(134,045)

Weighted-average shares of common stock outstanding used in the calculation of basic and diluted net loss per share attributable to shareholders	38,495,150	23,693,154	31,214,093	23,533,290

Loss per share attributable to common shareholders, basic and diluted	$(0.15)	$(0.48)	$(0.73)	$(1.32)

The following table sets forth the computation of basic and diluted loss (in thousands, except for share and per share amounts):

	Year Ended December 31,
	2022	2021
Net Loss	$(39,760)	$(40,335)
Weighted-average number of shares of common stock outstanding	23,695,503	13,351,866
Less: weighted-average shares of common stock subject to vesting	(137,657)	(369,394)

Weighted-average shares of common stock outstanding used in the calculation of basic and diluted net loss per share attributable to shareholders	23,557,846	12,982,472
Net Loss per share, basic and diluted	$(1.69)	$(3.11)